Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Other Current Assets
Prepaid insurance & deposits	$ 186	$ 276
Land purchase option		500
Deferred financing fees	70
Other	41	389	605
Total other current assets	$ 297	$ 1,165	$ 828